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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended September 30, 2009

                Check here if Amendment [_]; Amendment Number:

                       This Amendment (Check only one.):
                             [_] is a restatement.
                             [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bay Harbour Management L.C.

Address:   375 Park Avenue, 20th Floor, New York, NY, 10152

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Van Dyke

Title:     Managing Principal

Phone:     212-753-3243

Signature, Place, and Date of Signing:

  /s/ Steven Van Dyke           New York, NY         11/16/09
------------------------  ------------------------  -----------
         (Name)                (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7 Items

Form 13F Information Table Value Total:  $65,386 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7  COLUMN 8
-----------------------------  --------------  --------- --------- ------------------ ---------- -------- -----------
                                                                                                            VOTING
                                                           VALUE   SHRS OR PRN        INVESTMENT  OTHER    AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X $1000)     AMT     SH/PRN DISCRETION MANAGERS    SOLE
-----------------------------  --------------  --------- --------- ----------- ------ ---------- -------- -----------
BANK OF AMERICA CORPORATION         COM         60505104    8,460     500,000    SH      SOLE      NONE       500,000
BLUEGREEN CORP                      COM         96231105    8,370   2,744,183    SH      SOLE      NONE     2,744,183
M & F WORLDWIDE CORP                COM        552541104   12,210     603,246    SH      SOLE      NONE       603,246
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408    9,180     200,000    SH      SOLE      NONE       200,000
RIO TINTO PLC                  SPONSORED ADR   767204100    5,109      30,000    SH      SOLE      NONE        30,000
TERRESTAR CORP                      COM        881451108    3,109   1,357,766    SH      SOLE      NONE     1,357,766
TRICO MARINE SERVICES INC           COM        896106200   18,948   2,454,465    SH      SOLE      NONE     2,454,465
                                                          -------   ---------                             -----------
                                                           65,386   7,889,660                               7,889,660